Related Party Transactions	12 Months Ended
Dec. 31, 2010
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
26.	RELATED PARTY TRANSACTIONS
The Group had the following significant transactions with related parties in addition to the disclosures in Notes 19 and 20:
The Group provided various IT services to Lenovo (Beijing) Co., Ltd., Lenovo (Shanghai) Co., Ltd., Lenovo (Shanghai) Electronic Technology Co., Ltd., Lenovo Mobile Communications Co., Ltd., Beijing Lenovo Software Co., Ltd., Shanghai Lenovo Electronic Co., Ltd., Sunny Information Technology Service, Inc., and Lenovo (Dalian) Technologies Service Co., Ltd. (collectively “Lenovo”), affiliates of LC Fund II, a principal shareholder of the Company. The Group recognized $1,750, $2,357 and $3,977 revenue for these transactions for the years ended December 31, 2008, 2009 and 2010, respectively. The accounts receivable balances from Lenovo were $1,043 and $1,533 as of December 31, 2009 and 2010, respectively. The advance from customer balances from Lenovo was $7 and $48 as of December 31, 2009 and 2010, respectively.